UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
 [ X ]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)
for the reporting period October 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported) February 13, 2023
Commission File Number of securitizer:
Central Index Key Number of securitizer:   0000855909
Name and telephone number, including area code, of the person to contact in connection with this filing.
 Eric Chapin     612-305-2569

Indicate by check mark whether the securitizer has no activity to report
for the initial period pursuant to Rule 15Ga-1(c)(1) [   ]

Indicate by check mark whether the securitizer has no activity to report
for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   [ X ]

Indicate by check mark whether the securitizer has no activity to report
for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [   ]

INFORMATION TO BE INCLUDED IN THE REPORT REPRESENTATION AND
WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and
Warranties Disclosure
 N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and
Warranties Disclosure
 Securitizer has no activity to report for the quarterly
period pursuant to Rule 15Ga-1(c)(2)(i).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
 N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Community Reinvestment Fund, Inc.   (Securitizer)

Date:     February 13, 2023

  /s/ Paul Tremewan   (Signature)

By:  Paul Tremewan
Title: Senior Vice President and Chief Financial Officer